Subsequent Events (Details Narrative) - USD ($)	Nov. 04, 2020	Sep. 30, 2020	Dec. 31, 2019
Interest on loan		3.00%	3.00%
Subsequent Event [Member]
Loan received	$ 30,000
Interest on loan	3.00%